SUPPLEMENT DATED MAY 16, 2007

  TO THE VALUEMARK(R) II & III AND VALUEMARK(R) IV VARIABLE ANNUITY PROSPECTUS
                                DATED MAY 1, 2007

                                    ISSUED BY
              ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA, AND
                         ALLIANZ LIFE VARIABLE ACCOUNT B


              THIS SUPPLEMENT UPDATES CERTAIN INFORMATION CONTAINED
                 IN THE PROSPECTUS AND SHOULD BE ATTACHED TO THE
                  PROSPECTUS AND RETAINED FOR FUTURE REFERENCE.


    APPENDIX A - ANNUAL OPERATING EXPENSES FOR EACH INVESTMENT OPTION, IS REVISED AS FOLLOWS:


    1) The Investment Options listed below are currently available under the Contracts. The reference to footnote (8), reflecting that class 1 shares of the Investment Options are not currently available, is deleted for the following funds as of May 1, 2007:

          AZL S&P 500 Index Fund - Class 1
          AZL Oppenheimer Developing Markets Fund - Class 1


    2) The following Investment Options are not available under the Contracts and are deleted from Appendix A:

           AZL S&P 500 Index Fund - Class 2
           AZL Oppenheimer Developing Markets Fund - Class 2

                                                                    PRO-002-0507